UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07529

Investment Company Act File Number

Asian Small Companies Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

November 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Asian Small Companies Portfolio

November 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Cambodia — 2.4%

Hotels, Restaurants & Leisure — 2.4%
NagaCorp, Ltd.	1,494,000	$1,376,322

		$1,376,322

Total Cambodia (identified cost $1,195,098)		$1,376,322

China — 13.9%

Building Products — 1.5%
Bolina Holding Co., Ltd.	2,126,000	$864,004

		$864,004

Containers & Packaging — 4.4%
Youyuan International Holdings, Ltd.	8,584,400	$2,490,531

		$2,490,531

Electronic Equipment, Instruments & Components — 1.6%
Kingboard Laminates Holdings, Ltd.	2,075,000	$898,005

		$898,005

Food Products — 2.9%
Biostime International Holdings, Ltd.	200,500	$1,670,793

		$1,670,793

Household Durables — 2.1%
Skyworth Digital Holdings, Ltd.	2,028,000	$1,212,013

		$1,212,013

Real Estate Management & Development — 1.4%
SOHO China, Ltd.	890,000	$803,806

		$803,806

Total China (identified cost $6,483,568)		$7,939,152

Hong Kong — 8.3%

Commercial Banks — 2.1%
Dah Sing Financial Holdings, Ltd.	200,000	$1,171,934

		$1,171,934

Diversified Financial Services — 2.8%
First Pacific Co., Ltd.	645,750	$737,518
Public Financial Holdings, Ltd.	1,684,000	872,033

		$1,609,551

Hotels, Restaurants & Leisure — 1.7%
Future Bright Holdings, Ltd.	2,058,000	$981,127

		$981,127

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.7%
Stella International Holdings, Ltd.	409,000	$992,382

		$992,382

Total Hong Kong (identified cost $3,873,517)		$4,754,994

India — 4.8%

Household Products — 3.1%
Jyothy Laboratories, Ltd.	611,478	$1,791,011

		$1,791,011

Personal Products — 1.7%
Godrej Consumer Products, Ltd.	67,400	$959,943

		$959,943

Total India (identified cost $2,301,658)		$2,750,954

Indonesia — 2.8%

Consumer Finance — 0.9%
Clipan Finance Indonesia Tbk PT	15,210,500	$489,601

		$489,601

Food Products — 1.9%
Mayora Indah Tbk PT	463,750	$1,084,595

		$1,084,595

Total Indonesia (identified cost $1,386,138)		$1,574,196

Malaysia — 12.3%

Construction & Engineering — 1.1%
Mudajaya Group Bhd	711,866	$611,527

		$611,527

Food Products — 1.3%
Oldtown Bhd	971,900	$772,319

		$772,319

Media — 1.3%
Media Prima Bhd	886,300	$728,234

		$728,234

Multiline Retail — 4.4%
Aeon Co. (M) Bhd	536,700	$2,514,729

		$2,514,729

Real Estate Management & Development — 1.7%
UOA Development Bhd	1,586,700	$979,479

		$979,479

Specialty Retail — 2.5%
Padini Holdings Bhd	2,633,400	$1,454,478

		$1,454,478

Total Malaysia (identified cost $5,177,919)		$7,060,766

Security	Shares	Value
Singapore — 21.0%

Air Freight & Logistics — 1.5%
Singapore Post, Ltd.	869,000	$886,096

		$886,096

Consumer Finance — 1.9%
Hong Leong Finance, Ltd.	508,000	$1,068,533

		$1,068,533

Food Products — 3.8%
Super Group, Ltd.	776,000	$2,148,569

		$2,148,569

IT Services — 1.8%
CSE Global, Ltd.	1,302,000	$1,036,948

		$1,036,948

Multiline Retail — 2.2%
Parkson Retail Asia, Ltd.	1,549,000	$1,246,363

		$1,246,363

Real Estate Management & Development — 1.3%
Perennial China Retail Trust	1,788,000	$762,078

		$762,078

Specialty Retail — 6.9%
OSIM International, Ltd.	2,184,000	$3,948,681

		$3,948,681

Wireless Telecommunication Services — 1.6%
StarHub, Ltd.	268,000	$907,839

		$907,839

Total Singapore (identified cost $8,170,265)		$12,005,107

South Korea — 8.5%

Commercial Banks — 2.0%
BS Financial Group, Inc.	73,760	$1,134,840

		$1,134,840

Hotels, Restaurants & Leisure — 3.3%
Hotel Shilla Co., Ltd.	28,940	$1,879,043

		$1,879,043

Internet & Catalog Retail — 3.2%
CJ O Shopping Co., Ltd.	4,931	$1,826,124

		$1,826,124

Total South Korea (identified cost $3,224,299)		$4,840,007

Sri Lanka — 1.1%

Industrial Conglomerates — 1.1%
John Keells Holdings PLC	404,908	$649,468

		$649,468

Total Sri Lanka (identified cost $653,966)		$649,468

Security	Shares	Value
Taiwan — 15.3%

Health Care Equipment & Supplies — 10.9%
Pacific Hospital Supply Co., Ltd.	550,000	$1,978,429
St. Shine Optical Co., Ltd.	141,000	4,242,927

		$6,221,356

Hotels, Restaurants & Leisure — 1.3%
Formosa International Hotels Corp.	62,700	$719,152

		$719,152

Leisure Equipment & Products — 1.8%
Giant Manufacturing Co., Ltd.	148,000	$1,042,612

		$1,042,612

Semiconductors & Semiconductor Equipment — 1.3%
Radiant Opto-Electronics Corp.	213,402	$760,396

		$760,396

Total Taiwan (identified cost $5,033,562)		$8,743,516

Thailand — 8.7%

Insurance — 2.8%
Bangkok Life Assurance PCL(1)	431,500	$833,137
Thai Reinsurance PCL(1)(2)	6,255,300	736,419

		$1,569,556

Media — 1.2%
Major Cineplex Group PCL(1)	1,245,200	$701,428

		$701,428

Real Estate Management & Development — 4.7%
Pruksa Real Estate PCL(1)	1,154,100	$751,058
Ticon Industrial Connection PCL(1)	3,583,875	1,935,923

		$2,686,981

Total Thailand (identified cost $3,696,064)		$4,957,965

Total Common Stocks (identified cost $41,196,054)		$56,652,447

Short-Term Investments — 0.9%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 12/2/13	$533	$532,773

Total Short-Term Investments (identified cost $532,773)		$532,773

Total Investments — 100.0% (identified cost $41,728,827)		$57,185,220

Other Assets, Less Liabilities — (0.0)%(3)		$(26,847)

Net Assets — 100.0%		$57,158,373

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PCL	-	Public Company Ltd.

(1)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

The Portfolio did not have any open financial instruments at November 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$42,015,079

Gross unrealized appreciation	$16,160,758
Gross unrealized depreciation	(990,617)

Net unrealized appreciation	$15,170,141

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks	$—	$56,652,447	(1)(2)	$—	$56,652,447
Short-Term Investments	—	532,773		—	532,773
Total Investments	$—	$57,185,220		$—	$57,185,220

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At November 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	January 27, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 27, 2014